Notes to the Profit or Loss Statement - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of personnel expense [line items]
Employee benefits expense	€ 155,498	€ 173,677	€ 126,100
Wages and Salaries [Member]
Disclosure of personnel expense [line items]
Employee benefits expense	136,673	158,094	107,841
Social Security Contributions
Disclosure of personnel expense [line items]
Employee benefits expense	12,778	11,191	8,043
Share-based Payment Expense
Disclosure of personnel expense [line items]
Employee benefits expense	3,681	2,585	8,955
Other [Member]
Disclosure of personnel expense [line items]
Employee benefits expense	€ 2,366	€ 1,807	€ 1,261